Note 8 - Exceptional Items	12 Months Ended
Dec. 31, 2020
Statement Line Items [Line Items]
Disclosure of exceptional items [text block]
8.	EXCEPTIONAL ITEMS

	2020	2019	2018
Result from shareholding exchange transaction (i)	-	-	30.0
Restructuring (ii)	(146.5)	(101.8)	(175.5)
Costs arising from business combinations	(18.2)	-	-
Result on sales of subsidiaries (iii)	-	-	78.6
Acquisitions of subsidiaries	-	-	(1.5)
Effects of the application of IAS 29 (hyperinflation)	(9.3)	(5.3)	(18.0)
State amnesties (iv)	-	(290.1)	-
Impacts of COVID-19 (v)	(263.2)	-	-
Stella recall	(14.8)	-	-
	(452.0)	(397.2)	(86.4)

(i) As described in Note
1
(b)
Perpetual licensing agreement with Quilmes
.

(ii) The restructuring expenses recognized refer mainly to the realignment of the structures and processes in the Latin America geographical segment, CAC and Brazil.

(iii) As described in Note
1
(b)
Sale of subsidiaries
.

(iv) The payment by Ambev of the Amnesty in the State of Mato Grosso is required by the Brazilian government for in order to continue to receive tax incentives, according to Complementary Law
No.
160/17,
regulated by the complementary law of the State of Mato Grosso
No.
631/19.

(v) COVID-
19
expenses refer to (a) additional administrative expenses to ensure the safety of our people (increased frequency of cleaning at our facilities, providing alcohol gel and masks for our employees); (b) donations; (c) Company initiatives providing support for some customer ecosystems, which were necessary due to the COVID-
19
pandemic.